Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 98.0%
$1,000,000	AGL Core CLO IV Ltd. Series 2020-4A, 6.152%, (3-Month Term SOFR+138 basis points), 10/20/2037[1,2,3]	$1,007,211
350,000	AIMCO CLO Series 2017-AA, 5.929%, (3-Month Term SOFR+131.16 basis points), 4/20/2034[1,2,3]	350,625
450,000	Allegro CLO XIV Ltd. Series 2021-2A, 6.078%, (3-Month Term SOFR+142.16 basis points), 10/15/2034[1,2,3]	450,901
89,235	AMMC CLO XI Ltd. Series 2012-11A, 5.861%, (3-Month Term SOFR+127.16 basis points), 4/30/2031[1,2,3]	89,354
72,530	AMMC CLO XVIII Ltd. Series 2016-18A, 5.883%, (3-Month Term SOFR+136.16 basis points), 5/26/2031[1,2,3]	72,766
250,000	Bain Capital Credit CLO Ltd. Series 2023-3A, 6.435%, (3-Month Term SOFR+180 basis points), 7/24/2036[1,2,3]	250,802
115,119	Barings CLO Ltd. Series 2015-2A, 6.069%, (3-Month Term SOFR+145.16 basis points), 10/20/2030[1,2,3]	115,144
875,000	Battalion CLO X Ltd. Series 2016-10A, 6.066%, (3-Month Term SOFR+143.16 basis points), 1/25/2035[1,2,3]	876,021
250,000	Battalion CLO XX Ltd. Series 2021-20A, 6.098%, (3-Month Term SOFR+144.16 basis points), 7/15/2034[1,2,3]	250,253
470,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, 5.979%, (3-Month Term SOFR+136.16 basis points), 4/20/2034[1,2,3]	470,893
1,000,000	CarVal CLO VIII C Ltd. Series 2022-2A, 6.260%, (3-Month Term SOFR+142 basis points), 10/22/2037[1,2,3]	1,007,190
1,000,000	CarVal CLO XI C Ltd. Series 2024-3A, 5.961%, (3-Month Term SOFR+139 basis points), 10/20/2037[1,2,3]	1,004,020
250,000	CBAM Ltd. Series 2017-2A, 6.099%, (3-Month Term SOFR+145.16 basis points), 7/17/2034[1,2,3]	250,479
1,000,000	Cedar Funding IX CLO Ltd. Series 2018-9A, 6.037%, (3-Month Term SOFR+142 basis points), 7/20/2037[1,2,3]	1,003,213
	CIFC Funding Ltd.
250,000	Series 2014-4RA, 6.079%, (3-Month Term SOFR+143.16 basis points), 1/17/2035[1,2,3]	250,474

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,000,000	Series 2019-6A, 6.097%, (3-Month Term SOFR+145 basis points), 7/16/2037[1,2,3]	$1,003,952
665,000	Dryden CLO Ltd. Series 2021-87A, 5.883%, (3-Month Term SOFR+136.16 basis points), 5/20/2034[1,2,3]	666,779
500,000	Eaton Vance CLO Ltd. Series 2013-1A, 6.168%, (3-Month Term SOFR+151.16 basis points), 1/15/2034[1,2,3]	500,288
1,000,000	Generate CLO IX Ltd. Series 9A, 5.818%, (3-Month Term SOFR+135 basis points), 1/20/2038[1,2,3]	1,005,495
520,000	Golub Capital Partners CLO Ltd. Series 2023-66A, 6.576%, (3-Month Term SOFR+195 basis points), 4/25/2036[1,2,3]	521,470
1,000,000	Harvest U.S. CLO Ltd. Series 2024-2A, 6.209%, (3-Month Term SOFR+140 basis points), 10/15/2037[1,2,3]	1,004,226
400,000	Invesco U.S. CLO Ltd. Series 2023-3A, 6.456%, (3-Month Term SOFR+180 basis points), 7/15/2036[1,2,3]	402,278
1,000,000	LCM XLI Ltd. Series 41A, 6.116%, (3-Month Term SOFR+146 basis points), 4/15/2036[1,2,3]	1,002,695
115,407	LCM XVIII LP Series 18A, 5.899%, (3-Month Term SOFR+128.16 basis points), 4/20/2031[1,2,3]	115,540
900,000	LCM XXXII Ltd. Series 32A, 5.989%, (3-Month Term SOFR+137.16 basis points), 7/20/2034[1,2,3]	900,459
750,000	MP CLO VIII Ltd. Series 2015-2A, 6.079%, (3-Month Term SOFR+146.16 basis points), 4/28/2034[1,2,3]	751,582
1,000,000	Neuberger Berman Loan Advisers CLO XXXIX Ltd. Series 2020-39A, 6.147%, (3-Month Term SOFR+153 basis points), 4/20/2038[1,2,3]	1,007,680
200,000	Oaktree CLO Ltd. Series 2020-1A, 6.068%, (3-Month Term SOFR+141.16 basis points), 7/15/2034[1,2,3]	200,381
1,000,000	Octagon Investment Partners XXIX Ltd. Series 2016-1A, 6.052%, (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	1,003,311
21,429	Palmer Square CLO Ltd. Series 2014-1A, 6.039%, (3-Month Term SOFR+0.00 basis points), 1/17/2031[1,2,3]	21,441
250,000	Recette CLO Ltd. Series 2015-1A, 5.959%, (3-Month Term SOFR+134.16 basis points), 4/20/2034[1,2,3]	250,406

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$900,000	Regatta VI Funding Ltd. Series 2016-1A, 6.039%, (3-Month Term SOFR+142.16 basis points), 4/20/2034[1,2,3]	$902,153
	Rockford Tower CLO Ltd.
300,000	Series 2021-1A, 6.049%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	300,118
1,000,000	Series 2024-1A, 6.227%, (3-Month Term SOFR+161 basis points), 4/20/2037[1,2,3]	1,009,555
173,875	Shackleton CLO Ltd. Series 2013-4RA, 5.918%, (3-Month Term SOFR+126.16 basis points), 4/13/2031[1,2,3]	173,997
1,000,000	Sound Point CLO XXIII Series 2019-2A, 6.088%, (3-Month Term SOFR+143.16 basis points), 7/15/2034[1,2,3]	1,001,599
307,000	Symphony CLO XXXII Ltd. Series 2022-32A, 5.946%, (3-Month Term SOFR+132 basis points), 4/23/2035[1,2,3]	307,574
800,000	Symphony CLO XXXV Ltd. Series 2022-35A, 6.335%, (3-Month Term SOFR+170 basis points), 10/24/2036[1,2,3]	806,131
450,000	TCW CLO Ltd. Series 2022-1A, 5.972%, (3-Month Term SOFR+134 basis points), 4/22/2033[1,2,3]	450,710
250,000	Thompson Park CLO Ltd. Series 2021-1A, 5.918%, (3-Month Term SOFR+126.16 basis points), 4/15/2034[1,2,3]	250,429
1,000,000	Venture XLVI CLO Ltd. Series 2022-46A, 6.067%, (3-Month Term SOFR+145 basis points), 10/20/2037[1,2,3]	1,004,311
279,983	Vibrant CLO XI Ltd. Series 2019-11A, 5.999%, (3-Month Term SOFR+138.16 basis points), 7/20/2032[1,2,3]	280,396
750,000	Voya CLO Ltd. Series 2022-3A, 6.317%, (3-Month Term SOFR+170 basis points), 10/20/2036[1,2,3]	754,008
	Wellfleet CLO Ltd.
375,000	Series 2021-2A, 6.118%, (3-Month Term SOFR+146.16 basis points), 7/15/2034[1,2,3]	375,822
500,000	Series 2021-3A, 6.108%, (3-Month Term SOFR+145.16 basis points), 1/15/2035[1,2,3]	500,359

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,000,000	Series 2024-1A, 6.912%, (3-Month Term SOFR+159 basis points), 7/18/2037[1,2,3]	$1,008,302
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $26,868,424)	26,932,793
	TOTAL INVESTMENTS — 98.0%
	(Cost $26,868,424)	26,932,793
	Other Assets in Excess of Liabilities — 2.0%	548,299
	TOTAL NET ASSETS — 100.0%	$27,481,092

LP – Limited Partnership

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $26,932,793, which represents 98.0% of total net assets of the Fund.